The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2021, and 2020. (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019			$ 637,596,725
SOPs exercised and RUSs vested			7,235,430
Shares withheld for employees' taxes			(114,341)
Shares repurchased			(1,171)
Capital increase (Series F-1)	$ 300,000	$ 400,915	16,795,799
Total as of December 31, 2020			661,512,442
SOPs exercised and RUSs vested			21,914,840
Shares withheld for employees' taxes (note 10)			(705,144)
Shares repurchased			(203,643)
Capital increase (Series G)			11,758,704
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination			8,019,426
Capital increase (Series G-1)			10,002,809
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued			7,596,827
Issuance of Class A shares - Cognitect acquisition			107,489
Issuance of Class A shares - Spin Pay acquisition			138,415
Subtotal balances before the 6-for-1 forward share split			720,142,165
Issuance of shares due to the 6-for-1 forward share split			3,600,710,825
Subtotal balances after the 6-for-1 forward share split			4,320,852,990
Preferred shares converted into Class A shares
Cancelation of management shares			(15,000)
Issuance of shares under the customer program			1,259,613
Issuance of shares under the IPO			287,890,942
Movements due to the IPO			289,135,555
Total as of December 31, 2021		4,609,988,545
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				6,113,124
Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				237,110,883
Reserved For The Issuance Of The Award [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				98,920,396
Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				43,651,308,262
Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				43,993,452,665
Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				4,609,988,545
Total				48,603,441,210
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019			215,537,175
SOPs exercised and RUSs vested			7,235,430
Shares withheld for employees' taxes			(114,341)
Shares repurchased			(1,171)
Capital increase (Series F-1)
Total as of December 31, 2020			222,657,093
SOPs exercised and RUSs vested			6,314,494
Shares withheld for employees' taxes (note 10)			(320,866)
Shares repurchased			(203,643)
Capital increase (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Capital increase (Series G-1)
Conversion of ordinary shares in class A shares			(228,447,078)
Conversion of class A shares in class B shares
Awards issued
Issuance of Class A shares - Cognitect acquisition
Issuance of Class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split
Issuance of shares due to the 6-for-1 forward share split
Subtotal balances after the 6-for-1 forward share split
Preferred shares converted into Class A shares
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO
Total as of December 31, 2021
Preference shares [member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019			422,057,050
SOPs exercised and RUSs vested
Shares withheld for employees' taxes
Shares repurchased
Capital increase (Series F-1)
Total as of December 31, 2020			422,057,050
SOPs exercised and RUSs vested
Shares withheld for employees' taxes (note 10)
Shares repurchased
Capital increase (Series G)			11,758,704
Conversion of senior preferred shares (Series F-1)			16,795,799
Issuance of preferred shares due to Easynvest business combination			8,019,426
Capital increase (Series G-1)			10,002,809
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued
Issuance of Class A shares - Cognitect acquisition
Issuance of Class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split			468,633,788
Issuance of shares due to the 6-for-1 forward share split			2,343,168,940
Subtotal balances after the 6-for-1 forward share split			2,811,802,728
Preferred shares converted into Class A shares			(2,811,802,728)
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO			(2,811,802,728)
Total as of December 31, 2021
Senior Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019
SOPs exercised and RUSs vested
Shares withheld for employees' taxes
Shares repurchased
Capital increase (Series F-1)			16,795,799
Total as of December 31, 2020			16,795,799
SOPs exercised and RUSs vested
Shares withheld for employees' taxes (note 10)
Shares repurchased
Capital increase (Series G)
Conversion of senior preferred shares (Series F-1)			(16,795,799)
Issuance of preferred shares due to Easynvest business combination
Capital increase (Series G-1)
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued
Issuance of Class A shares - Cognitect acquisition
Issuance of Class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split
Issuance of shares due to the 6-for-1 forward share split
Subtotal balances after the 6-for-1 forward share split
Preferred shares converted into Class A shares
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO
Total as of December 31, 2021
Management Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019			2,500
SOPs exercised and RUSs vested
Shares withheld for employees' taxes
Shares repurchased
Capital increase (Series F-1)
Total as of December 31, 2020			2,500
SOPs exercised and RUSs vested
Shares withheld for employees' taxes (note 10)
Shares repurchased
Capital increase (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Capital increase (Series G-1)
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued
Issuance of Class A shares - Cognitect acquisition
Issuance of Class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split			2,500
Issuance of shares due to the 6-for-1 forward share split			12,500
Subtotal balances after the 6-for-1 forward share split			15,000
Preferred shares converted into Class A shares
Cancelation of management shares			(15,000)
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO			(15,000)
Total as of December 31, 2021
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019
SOPs exercised and RUSs vested
Shares withheld for employees' taxes
Shares repurchased
Capital increase (Series F-1)
Total as of December 31, 2020
SOPs exercised and RUSs vested			15,600,346
Shares withheld for employees' taxes (note 10)			(384,278)
Shares repurchased
Capital increase (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Capital increase (Series G-1)
Conversion of ordinary shares in class A shares			228,447,078
Conversion of class A shares in class B shares			(184,110,692)
Awards issued
Issuance of Class A shares - Cognitect acquisition			107,489
Issuance of Class A shares - Spin Pay acquisition			138,415
Subtotal balances before the 6-for-1 forward share split			59,798,358
Issuance of shares due to the 6-for-1 forward share split			298,991,791
Subtotal balances after the 6-for-1 forward share split			358,790,149
Preferred shares converted into Class A shares			2,811,802,728
Cancelation of management shares
Issuance of shares under the customer program			1,259,613
Issuance of shares under the IPO			287,890,942
Movements due to the IPO			3,100,953,283
Total as of December 31, 2021		3,459,743,432
Class A Ordinary Shares [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Reserved For The Issuance Of The Award [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				3,459,743,432
Total				3,459,743,432
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019
SOPs exercised and RUSs vested
Shares withheld for employees' taxes
Shares repurchased
Capital increase (Series F-1)
Total as of December 31, 2020
SOPs exercised and RUSs vested
Shares withheld for employees' taxes (note 10)
Shares repurchased
Capital increase (Series G)
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination
Capital increase (Series G-1)
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares			184,110,692
Awards issued			7,596,827
Issuance of Class A shares - Spin Pay acquisition
Subtotal balances before the 6-for-1 forward share split			191,707,519
Issuance of shares due to the 6-for-1 forward share split			958,537,594
Subtotal balances after the 6-for-1 forward share split			1,150,245,113
Preferred shares converted into Class A shares
Cancelation of management shares
Issuance of shares under the customer program
Issuance of shares under the IPO
Movements due to the IPO
Total as of December 31, 2021		1,150,245,113
Class B Ordinary Shares [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Reserved For The Issuance Of The Award [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				1,150,245,113
Total				1,150,245,113
Total After 6 For 1 Forward Share Split [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2019			3,825,580,350
SOPs exercised and RUSs vested			43,412,580
Shares withheld for employees' taxes			(686,046)
Shares repurchased			(7,026)
Capital increase (Series F-1)			100,774,794
Total as of December 31, 2020			3,969,074,652
SOPs exercised and RUSs vested			131,489,040
Shares withheld for employees' taxes (note 10)			(4,230,864)
Shares repurchased			(1,221,858)
Capital increase (Series G)			70,552,224
Conversion of senior preferred shares (Series F-1)
Issuance of preferred shares due to Easynvest business combination			48,116,556
Capital increase (Series G-1)			60,016,854
Conversion of ordinary shares in class A shares
Conversion of class A shares in class B shares
Awards issued			45,580,962
Issuance of Class A shares - Cognitect acquisition			644,934
Issuance of Class A shares - Spin Pay acquisition			830,490
Subtotal balances before the 6-for-1 forward share split			4,320,852,990
Issuance of shares due to the 6-for-1 forward share split
Subtotal balances after the 6-for-1 forward share split			4,320,852,990
Preferred shares converted into Class A shares
Cancelation of management shares			(15,000)
Issuance of shares under the customer program			1,259,613
Issuance of shares under the IPO			287,890,942
Movements due to the IPO			$ 289,135,555
Total as of December 31, 2021		$ 4,609,988,545
Total After 6 For 1 Forward Share Split [Member] | Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				6,113,124
Total After 6 For 1 Forward Share Split [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				237,110,883
Total After 6 For 1 Forward Share Split [Member] | Reserved For The Issuance Of The Award [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				98,920,396
Total After 6 For 1 Forward Share Split [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				43,651,308,262
Total After 6 For 1 Forward Share Split [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				43,993,452,665
Total After 6 For 1 Forward Share Split [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued				4,609,988,545
Total				48,603,441,210